UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: September 30, 2003



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         November 5, 2003
----------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total(thousands): 64,431

List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
282914100   8X8 INC                             COMMON STOCK           100,400       131       SOLE        N/A           100,400
00845V100   AGERE SYSTEMS INC                   COMMON STOCK            50,000       154       SOLE        N/A            50,000
039380100   ARCH COAL INC                       COMMON STOCK            50,600     1,124       SOLE        N/A            50,600
042923102   ARTISAN COMPONENTS INC              COMMON STOCK            50,000       841       SOLE        N/A            50,000
14071N104   CAPTARIS INC                        COMMON STOCK            59,600       315       SOLE        N/A            59,600
148881105   CATALYST SEMICONDUCTOR INC          COMMON STOCK           131,360       709       SOLE        N/A           131,360
205363104   COMPUTER SCIENCE CORP               COMMON STOCK            25,000       939       SOLE        N/A            25,000
206156101   CONCORD CAMERA CORP                 COMMON STOCK            46,802       498       SOLE        N/A            46,802
25389G102   DIGITAL THEATER SYSTEMS INC         COMMON STOCK             9,500       271       SOLE        N/A             9,500
25848T109   DOT HILL SYSTEMS CORP               COMMON STOCK            72,400       996       SOLE        N/A            72,400
29270U105   ENERGY PARTNERS LTD                 COMMON STOCK           100,000     1,112       SOLE        N/A           100,000
338488109   FLAMEL TECHNOLOGIES                 COMMON STOCK            15,000       506       SOLE        N/A            15,000
344159108   FOCUS ENHANCEMENTS INC              COMMON STOCK           581,167     1,430       SOLE        N/A           581,167
364760108   GAP INC                             COMMON STOCK            50,000       856       SOLE        N/A            50,000
414549105   HARRIS INTERACTIVE INC              COMMON STOCK           274,470     1,932       SOLE        N/A           274,470
44913M105   HYPERCOM CORPORATION                COMMON STOCK           896,600     4,563       SOLE        N/A           896,600
448924100   ICN PHARMACEUTICALS INC             COMMON STOCK            82,000     1,407       SOLE        N/A            82,000
451906101   IDENTIX INC                         COMMON STOCK           204,008     1,067       SOLE        N/A           204,008
464478106   ISLAND PACIFIC INC                  COMMON STOCK         2,250,400     4,951       SOLE        N/A         2,250,400
535919203   LIONS GATE ENTERTAINMENT CORP       COMMON STOCK         2,417,600     7,229       SOLE        N/A         2,417,600
545754103   LOUDEYE CORP                        COMMON STOCK         1,366,600     2,611       SOLE        N/A         1,366,600
561693102   MANAGEMENT NETWORK GROUP INC        COMMON STOCK           113,800       285       SOLE        N/A           113,800
59862K108   MIKOHN GAMING CORP                  COMMON STOCK         1,067,900     5,724       SOLE        N/A         1,067,900
68219P108   ON TECHNOLOGY CORP                  COMMON STOCK           123,300       333       SOLE        N/A           123,300
747906204   QUANTUM CORP                        COMMON STOCK            30,000        92       SOLE        N/A            30,000
758110100   REEBOK INTERNATIONAL LTD            COMMON STOCK            63,402     2,120       SOLE        N/A            63,402
815704101   SEEBEYOND TECHNOLOGY CORP           COMMON STOCK           125,000       320       SOLE        N/A           125,000
816196109   SELECT MEDICAL CORP                 COMMON STOCK            75,000     2,160       SOLE        N/A            75,000
835460106   SONIC SOLUTIONS                     COMMON STOCK             4,002        56       SOLE        N/A             4,002
835916107   SONUS NETWORKS INC                  COMMON STOCK            22,500       156       SOLE        N/A            22,500
85856W105   STELLENT INC                        COMMON STOCK            11,180        87       SOLE        N/A            11,180
Y8564W103   TEEKAY SHIPPING CORP                COMMON STOCK            40,000     1,692       SOLE        N/A            40,000
87929J103   TELECOMMUNICATION SYSTEMS INC       COMMON STOCK         1,232,981     5,289       SOLE        N/A         1,232,981
895919108   TRIDENT MICROSYSTEMS INC            COMMON STOCK            53,700       698       SOLE        N/A            53,700
902494103   TYSON FOODS INC                     COMMON STOCK            50,000       707       SOLE        N/A            50,000
90385D107   ULTIMATE SOFTWARE GROUP INC         COMMON STOCK           145,100     1,226       SOLE        N/A           145,100
913247508   UNITEDGLOBALCOM INC                 COMMON STOCK           115,000       703       SOLE        N/A           115,000
90333E108   USEC INC                            COMMON STOCK           147,700       964       SOLE        N/A           147,700
925317109   VERSO TECHNOLOGIES INC              COMMON STOCK         2,180,323     8,176       SOLE        N/A         2,180,323
98157D304   WORLDCOM INC                        COMMON STOCK               306         1       SOLE        N/A               306